CONSOLIDATED STATEMENT OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
Net revenues
Revenues	¥ 8,812,013	$ 1,241,146	¥ 8,400,631	¥ 9,396,256
Operating expenses:
Cost of products	(2,409,110)	(339,316)	(2,255,950)	(3,276,571)
Fulfillment	(2,507,306)	(353,147)	(2,719,749)	(2,661,126)
Sales and marketing	(2,829,016)	(398,459)	(2,674,358)	(2,549,842)
Technology and content	(505,203)	(71,156)	(427,954)	(448,410)
General and administrative	(855,914)	(120,553)	(371,470)	(525,802)
Other operating income, net	123,368	17,377	95,292	72,516
Accumulated impairment loss	(35,212)	(4,960)	(13,155)	0
Total operating expenses	(9,018,393)	(1,270,214)	(8,367,344)	(9,389,235)
Income /(loss) from operations	(206,380)	(29,068)	33,287	7,021
Other income (expenses):
Interest income	82,113	11,565	45,816	62,943
Interest expense	(41,344)	(5,823)	(56,917)	(56,847)
Unrealized investment (loss) gain	(68,031)	(9,582)	(97,827)	(209,956)
Gain (loss) on disposal of investments			(16,967)	150
(Loss) gain on disposal/acquisition of subsidiaries	631	89	(90,065)
Gain on repurchase of 1.625% convertible senior notes due 2024	0	0	7,907	0
Impairment loss of investments	0	0	(8,400)	(3,541)
Exchange gain (loss)	(8,530)	(1,201)	(32,384)	46,226
Fair value (loss) gain on derivative liabilities	24,515	3,453	(364,758)	0
Loss before income tax and share of income in equity method investment	(217,026)	(30,567)	(580,308)	(154,004)
Income tax expense	(12,003)	(1,691)	(26,480)	(55,259)
Share of income (loss) in equity method investment	6,253	881	(3,586)	3,300
Net loss	(222,776)	(31,377)	(610,374)	(205,963)
Net (income) loss attributable to non-controlling interests	(9,677)	(1,363)	843	(1,505)
Net income attributable to redeemable non-controlling interests	(45,969)	(6,475)	(43,759)	(12,362)
Net loss attributable to ordinary shareholders of Baozun Inc	¥ (278,422)	$ (39,215)	¥ (653,290)	¥ (219,830)
Net loss per share attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	¥ (1.56)	$ (0.22)	¥ (3.56)	¥ (1.02)
Diluted | (per share)	(1.56)	(0.22)	(3.56)	(1.02)
Net loss per American depositary shares ("ADS") attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	(4.68)	(0.66)	(10.69)	(3.05)
Diluted | (per share)	¥ (4.68)	$ (0.66)	¥ (10.69)	¥ (3.05)
Product sales
Net revenues
Revenues	¥ 3,357,202	$ 472,852	¥ 2,644,214	¥ 3,873,589
Service
Net revenues
Revenues	¥ 5,454,811	$ 768,294	¥ 5,756,417	¥ 5,522,667